Expense Example	Jul. 03, 2026 USD ($)
Boston Partners All-Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 817
Expense Example, with Redemption, 3 Years	2,662
Expense Example, with Redemption, 5 Years	4,665
Expense Example, with Redemption, 10 Years	10,443
Boston Partners All-Cap Value Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,336
Boston Partners All-Cap Value Fund | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7,558
Expense Example, with Redemption, 3 Years	24,732
Expense Example, with Redemption, 5 Years	43,382
Expense Example, with Redemption, 10 Years	97,328
Boston Partners Global Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	969
Expense Example, with Redemption, 3 Years	3,370
Expense Example, with Redemption, 5 Years	5,961
Expense Example, with Redemption, 10 Years	13,374
Boston Partners Global Equity Fund | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8,880
Expense Example, with Redemption, 3 Years	31,190
Expense Example, with Redemption, 5 Years	55,308
Expense Example, with Redemption, 10 Years	124,495
Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,789
Expense Example, with Redemption, 3 Years	6,001
Expense Example, with Redemption, 5 Years	10,472
Expense Example, with Redemption, 10 Years	22,886
Boston Partners Long/Short Equity Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	2,547
Boston Partners Long/Short Research Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	212
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	2,421
Boston Partners Long/Short Research Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,869
Expense Example, with Redemption, 3 Years	5,786
Expense Example, with Redemption, 5 Years	9,955
Expense Example, with Redemption, 10 Years	21,585
Boston Partners Small Cap Value Fund II | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,010
Expense Example, with Redemption, 3 Years	3,324
Expense Example, with Redemption, 5 Years	5,824
Expense Example, with Redemption, 10 Years	12,985
Boston Partners Small Cap Value Fund II | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,583
Boston Partners Small Cap Value Fund II | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9,388
Expense Example, with Redemption, 3 Years	31,045
Expense Example, with Redemption, 5 Years	54,469
Expense Example, with Redemption, 10 Years	121,736
WPG Partners Select Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,121
Expense Example, with Redemption, 3 Years	3,561
Expense Example, with Redemption, 5 Years	6,194
Expense Example, with Redemption, 10 Years	13,720
WPG Partners Small Cap Value Diversified Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,121
Expense Example, with Redemption, 3 Years	3,732
Expense Example, with Redemption, 5 Years	6,544
Expense Example, with Redemption, 10 Years	$ 14,562